Liquidity and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 86,184	$ 124,892	$ 64,262
Net cash used in operating activities	$ (31,578)	$ (43,793)